Stockholders' (Deficit) (Details 2) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of option/warrant activity
Outstanding, beginning	133,334	133,334
Granted
Outstanding, ending	133,334	133,334
Exercisable, ending	133,334
Range of option/warrant price per share, outstanding, beginning	$ 0.01	$ 0.01
Range of option/warrant price per share, Granted
Range of option/warrant price per share, outstanding, ending	0.01	0.01
Range of option/warrant price per share, Exercisable ending	0.01
Weighted Average Exercise Price Outstanding, beginning	0.01	0.01
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price Outstanding, ending	0.01	$ 0.01
Exercisable, ending	$ 0.01
Warrants, Weighted Average Contractual Life, Beginning	4 years 6 months	5 years 6 months
Warrants, Weighted Average Contractual Life, ending	3 years 6 months	4 years 6 months
Weighted Average Contractual Life, Exercisable	3 years 6 months